Unaudited Condensed Consolidated Statements of Financial Position (Parentheticals) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible redeemable preferred shares (in Dollars)		$ 644,132,365	$ 604,506,258
Treasury shares	527,147	4,224,356	6,454,198
Convertible redeemable preferred shares
Convertible redeemable preferred shares (in Dollars)	$ 0	$ 644,132,365	$ 604,506,258
Convertible redeemable preferred shares, aggregate redemption value (in Dollars)	$ 0	$ 2,861,748,733	$ 2,326,363,413
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	401,599,619	143,531,581	143,531,581
Ordinary shares, shares outstanding	401,072,472	139,307,224	137,077,382
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	82,988,016
Ordinary shares, shares outstanding	82,988,016
Previously Reported | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Previously Reported | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001